Revision to Previously Reported Financial Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jul. 02, 2023	Apr. 02, 2023	Jan. 01, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Capital in excess of par value	$ 1,136,698		$ 1,131,208	$ 1,124,950	$ 1,122,429	$ 1,119,222
Accumulated deficit	(2,141,711)		(1,961,603)	(2,049,907)	(2,070,530)	(2,000,671)
Total stockholders' deficit	(1,077,326)	$ (978,359)	(897,959)	(995,466)	(1,016,713)	(950,565)
Total liabilities and stockholders' deficit	$ 3,166,832		$ 2,711,474	2,713,593	2,658,192	2,665,825
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Capital in excess of par value				1,109,779	1,107,258	1,104,051
Accumulated deficit				(2,034,736)	(2,055,359)	(1,985,500)
Total stockholders' deficit				(995,466)	(1,016,713)	(950,565)
Total liabilities and stockholders' deficit				2,713,593	2,658,192	2,665,825
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Capital in excess of par value				15,171	15,171	15,171
Accumulated deficit				(15,171)	(15,171)	(15,171)
Total stockholders' deficit				0	0	0
Total liabilities and stockholders' deficit				$ 0	$ 0	$ 0